TAXES - Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
TAXES
Total (loss) income before income taxes	$ (10,953,132)	$ (1,303,414)	$ 419,560
PRC
TAXES
Total (loss) income before income taxes	(1,077,690)	(941,937)	(689,505)
HONG KONG
TAXES
Total (loss) income before income taxes	(762,761)	(950,349)	$ 1,109,065
SINGAPORE
TAXES
Total (loss) income before income taxes	(240,436)	265,329
Japan
TAXES
Total (loss) income before income taxes	91,323
Cayman
TAXES
Total (loss) income before income taxes	$ (8,963,568)	$ 323,543